FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
4.
FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

•
Level 1—Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•
Level 2—Inputs to the valuation methodology include:
o
quoted prices for similar assets or liabilities in active markets;
o
quoted prices for identical or similar assets or liabilities in inactive markets;
o
inputs other than quoted prices that are observable for the asset or liability;
o
inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

•
Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following tables present information about the Master Trust’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024, including the fair value measurements and the levels of inputs used in determining those fair values.

	Assets at Fair Value Measurements as of December 31, 2025
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Cash, Cash Equivalents and Short-Term Investments	$80,221	$80,221	$—	$—
Common Stock of Public Service Enterprise Group Incorporated*	275,664	275,664	—	—
Mutual Funds	715,936	715,936	—	—
Collective Investment Trusts	2,720,750	2,720,750	—	—
Fixed Income Securities	208,141	(11)	208,152	—
Fidelity BrokerageLink	314,391	302,661	11,730	—
Total Investment in Master Trust, at fair value	$4,315,103	$4,095,221	$219,882	$—

	Assets at Fair Value Measurements as of December 31, 2024
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Cash, Cash Equivalents and Short-Term Investments	$75,295	$75,295	$—	$—
Common Stock of Public Service Enterprise Group Incorporated*	306,730	306,730	—	—
Mutual Funds	701,953	701,953	—	—
Collective Investment Trusts	2,324,876	2,324,876	—	—
Fixed Income Securities	181,783	(129)	181,912	—
Fidelity BrokerageLink	272,072	258,217	13,855	—
Total Investment in Master Trust, at fair value	$3,862,709	$3,666,942	$195,767	$—

(A) The Plan's policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the year ended December 31, 2025, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the periods presented.

* Permitted party-in-interest transactions.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Certain commingled cash equivalents included in temporary investment funds are valued using observable market prices or market parameters such as time-to-maturity, coupon rate, quality rating and current yield.

Certain Short-Term Investments and Cash Equivalents are stated at cost, which approximates fair market value.

Shares held by Company Stock Fund and Frozen ESOP Fund are valued at their closing price reported on the active market on which the security is traded daily.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Master Trust are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Master Trust are deemed to be actively traded and are redeemable daily without restriction and are therefore considered Level 1.

Collective Investment Trusts have a NAV published daily. The Funds are redeemable daily without restrictions on purchases or redemptions.

Fixed Income securities include mainly investment grade corporate and municipal bonds, US Treasury obligations and Federal Agency asset-backed securities with a wide range of maturities. These investments are valued using an evaluated pricing approach that varies by asset class and reflects observable market information such as the most recent exchange price or quoted bid for similar securities and are therefore mostly considered Level 2.

The Fidelity BrokerageLink account primarily consists of common stocks and preferred stocks that are measured using observable data in active markets and considered Level 1. The account also includes debt securities that are valued using an evaluated pricing approach that varies by asset class and reflects observable market information such as the most recent exchange prices or quoted bids for similar securities and considered Level 2.